Provisions and Other Liabilities - Additional Information (Detail) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Disclosure of other provisions [line items]
Provisions and other liabilities	$ 4,198	$ 4,198	$ 3,166
Provision for decommissioning, restoration and rehabilitation costs, period increase (decrease)	975
Decrease in discount rate	430
Increase in reclamation cash flows	545
Other environment related provision
Disclosure of other provisions [line items]
Provisions		$ 36	43
Water quality management costs
Disclosure of other provisions [line items]
Extended period		100 years
Provisions and other liabilities	990,000	$ 990,000	628
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Provisions and other liabilities	3,907	3,907	2,820
Provision for decommissioning, restoration and rehabilitation costs, closed operations
Disclosure of other provisions [line items]
Provisions and other liabilities	806	806	736
Steelmaking Coal | Water quality management costs
Disclosure of other provisions [line items]
Provisions and other liabilities	$ 515	$ 515	$ 277
Discount rate | Bottom of range | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Nominal discount rate	0.0561	0.0561	0.0613
Discount rate | Top of range | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Nominal discount rate	0.0713	0.0713	0.0807
Inflation rate | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Nominal discount rate	0.0200	0.0200	0.0200